Mortgages and Other Loans (Tables)	12 Months Ended
Dec. 31, 2022
Mortgages and Other Loans [Abstract]
Schedule of the Outstanding Loans Carried Out by the Company and its Subsidiaries from Banks	The table below lists the outstanding loans carried out by the Company and its subsidiaries from banks:
Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Amount Outstanding December 31, 2022, net (USD in thousands)	Due Date	Balance sheet classification
Maple View Development LLC	2,128	4.25%	2,107	2,107	12/28/2024	Short term liabilities
Maple Heights Development	1,198	5.5%	-	1,198	01/06/2023	Short term liabilities
Pecan Ranch Development	2,220	4.25%	-	2,220	12/10/2023	Short term liabilities
Maple Grove Development	3,517	4%	-	3,489	12/08/2023	Short term liabilities
Total			2,107	9,014
Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Amount Outstanding December 31, 2022, net (USD in thousands	Due Date	Balance sheet classification	Lender
Maple Farms GP LLC	3,000	12%	3,000	3,000	01/01/2024	Long term liabilities	* Katonti Ltd. and NDBS Investments LLC
Maple Reserve Development	10,000	10%	-	10,000	07/05/2023	short term liabilities	John F Howell Jr. - Waller 381 Trust
Maple Reserve	440	10%	-	440	09/30/2024	short term liabilities	Eyal Ashkenazi
Maple woods GP	25	10%	-	25	09/30/2024	short term liabilities	Eyal Ashkenazi
Pecan Ranch GP	193	10%	-	193	03/26/2024	Long term liabilities	Eyal Ashkenazi
Maple X	245	12%	-	246	09/30/2024	Long term liabilities	* Katonti Ltd. and NDBS Investments LLC
Total			3,000	13,904
*	After the balance sheet date the counterparties to this loan were appointed as directors of the company.

Borrowing Entity	Loan Initial Principal (USD in thousands)	Interest	Amount Outstanding December 31, 2021, net (USD in thousands)	Amount Outstanding December 31, 2022, net (USD in thousands	Due Date	Balance sheet classification	Lender (***)
Pecan Ranch North LLC	2,855	0%**	2,855	2,755	06/10/2023	Short term liabilities	SH 288 & 476 Partners LTD
Maple Grove Development LLC	2,000	8%	2,000	-	2/8/2023	Short term liabilities	Morton Newman Partners LLC
Maple Park GP	3,000	6%	-	3,000	12/12/2024	Short term liabilities	Rosebrook Holdings LLC
Maple Woods	2,690	5%	-	2,690	04/15/2026	Short term liabilities	Joe C Smith
Total			4,855	8,445
**	This loan was granted as part of the acquisition agreement for this property.
***	All loans are secured as a first lien on the rights of the property company (borrower) in the property.